UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09117

Morgan Stanley Real Estate Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	November 30, 2010

Date of reporting period:	February 28, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Real Estate Fund

Portfolio of Investments • February 28, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.5%)
	Diversified (9.0%)
17,134	Cousins Properties, Inc.	$123,193
68,005	Forest City Enterprises, Inc. (Class A) (a)	816,060
32,316	Vornado Realty Trust (REIT)	2,123,808
		3,063,061
	Health Care (12.9%)
13,458	Assisted Living Concepts, Inc. (Class A) (a)	372,383
3,350	Capital Senior Living Corp. (a)	15,477
3,240	Extendicare Real Estate Investment Trust (REIT) (Canada)	30,084
40,066	HCP, Inc. (REIT)	1,153,099
20,275	Healthcare Realty Trust, Inc. (REIT)	423,545
5,920	Nationwide Health Properties, Inc. (REIT)	196,485
73,030	Senior Housing Properties Trust (REIT)	1,518,294
15,040	Ventas, Inc. (REIT)	664,617
		4,373,984
	Industrial (1.6%)
17,267	AMB Property Corp. (REIT)	420,279
21,740	DCT Industrial Trust, Inc. (REIT)	106,961
		527,240
	Industrial/Office (2.7%)
15,380	Duke Realty Corp. (REIT)	170,718
12,483	Liberty Property Trust (REIT)	386,099
7,693	PS Business Parks, Inc. (REIT)	376,957
		933,774
	Lodging/Resorts (8.7%)
107,422	Host Hotels & Resorts, Inc. (REIT) (a)	1,257,912
43,824	Morgans Hotel Group Co. (a)	185,814
5,820	Pebblebrook Hotel Trust (REIT) (a)	117,913
35,625	Starwood Hotels & Resorts Worldwide, Inc.	1,378,687
		2,940,326
	Office (10.8%)
24,252	Boston Properties, Inc. (REIT)	1,647,439
87,238	Brookfield Properties Corp. (Canada)	1,209,991
4,770	Kilroy Realty Corp. (REIT)	135,134
19,645	Mack-Cali Realty Corp. (REIT)	658,893
		3,651,457
	Residential Apartments (18.9%)
7,130	Apartment Investment & Management Co. (Class A)	119,000
21,892	AvalonBay Communities, Inc. (REIT)	1,782,447
15,266	Camden Property Trust (REIT)	611,403
92,743	Equity Residential (REIT)	3,346,167
550	Essex Property Trust, Inc. (REIT)	47,245
27,420	Post Properties, Inc. (REIT)	527,561
		6,433,823
	Residential Manufactured Home (2.2%)
14,981	Equity Lifestyle Properties, Inc. (REIT)	745,155

	Retail Regional Malls (12.3%)
2,327	Macerich Co. (The) (REIT)	82,934
48,585	Simon Property Group, Inc. (REIT)	3,803,720
7,416	Taubman Centers, Inc. (REIT)	287,222
		4,173,876
	Retail Strip Centers (8.1%)
22,765	Acadia Realty Trust (REIT)	380,858
10,723	Federal Realty Investment Trust (REIT)	739,458
9,210	Kite Realty Group Trust (REIT)	37,853
39,976	Regency Centers Corp. (REIT)	1,385,968
22,278	Retail Opportunity Investments Corp. (a)	222,780
		2,766,917
	Self Storage (6.1%)
22,974	Public Storage (REIT)	1,888,233

5,897	Sovran Self Storage, Inc. (REIT)		$187,112
			2,075,345
	Specialty (5.2%)
7,580	Colony Financial, Inc. (REIT)		151,145
7,030	CreXus Investment Corp. (REIT) (a)		97,225
2,320	Digital Realty Trust, Inc. (REIT)		119,666
28,890	Plum Creek Timber Co., Inc. (REIT)		1,032,240
3,830	Rayonier, Inc. (REIT)		159,213
11,110	Starwood Property Trust, Inc. (REIT)		207,868
			1,767,357
	Total Common Stocks (Cost $24,644,332)		33,452,315

NUMBER OF SHARES (000)
	Short-Term Investment (b) (1.3%)
	Investment Company
456	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $456,138)		456,138
	Total Investments (Cost $25,100,470) (c)	99.8%	33,908,453
	Other Assets in Excess of Liabilities	0.2	52,129
	Net Assets	100.0%	$33,960,582

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Real Estate Fund

Notes to the Portfolio of Investments • February 28, 2010 (unaudited)

Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT FEBRUARY 28, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Assets:
Common Stocks
Diversified	$3,063,061	$3,063,061	—	—
Health Care	4,373,984	4,373,984	—	—
Industrial	527,240	527,240	—	—
Industrial/Office	933,774	933,774	—	—
Lodging/Resorts	2,940,326	2,940,326	—	—
Office	3,651,457	3,651,457	—	—
Residential Apartments	6,433,823	6,433,823	—	—
Residential Manufactured Home	745,155	745,155	—	—
Retail Regional Malls	4,173,876	4,173,876	—	—
Retail Strip Centers	2,766,917	2,766,917	—	—
Self Storage	2,075,345	2,075,345	—	—
Specialty	1,767,357	1,767,357	—	—

Total Common Stocks	33,452,315	33,452,315	—	—

Short-Term Investment - Investment Company	456,138	456,138	—	—

Total	$33,908,453	$33,908,453	—	—

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

The Fund invests a substantial portion of its assets in securities of real estate investment trusts (“REIT”). The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Real Estate Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 15, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 15, 20010